First Investors International Opportunities Bond Fund | Class A
First Investors International Opportunities Bond Fund
Investment Objective:
The Fund seeks total return consisting of income and capital appreciation.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 21 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-43 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Investors International Opportunities Bond Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		First Investors International Opportunities Bond Fund Class A
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.30%
Other Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		1.55%
Fee Limitation and/or Expense Reimbursement		0.25%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[2]	1.30%
[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[2]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A shares to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
First Investors International Opportunities Bond Fund Class A	700	993

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.

The Fund will normally invest its assets in debt and fixed income securities of foreign issuers located in developed countries.  The Fund will primarily invest in sovereign debt and currencies, as well as in the investment grade corporate bonds, of developed countries located outside of the United States.   Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  To a lesser extent, the Fund may also invest in emerging markets.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The Fund intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Principal Risks:
You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking total return,

■           Want exposure to debt securities of foreign issuers,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the International Opportunities Bond Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.

Market Risk.  The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
Performance information for the Fund is not provided because the Fund has not commenced operations prior to the date of this prospectus.